Intangible assets	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Intangible assets

17.	Intangible assets

Consolidated	12.31.2023	12.31.2022
Concession agreement - distribution of electricity (17.1)	8,317,327	7,257,827
Generation concession agreements/ authorization (17.2)	2,801,702	2,252,615
Concession agreement - piped gas distribution (17.3)	-	726,107
Other (17.4)	51,060	41,178
	11,170,089	10,277,727

Management did not identify evidence that would justify the need to recognize impairment of intangible assets.

17.1	Power distribution service concession

Consolidated	Intangible asset	Special liabilities
	in service	in service	Total
Balance as of January 1, 2022	9,330,317	(2,734,133)	6,596,184
Transfers from contract assets (Note 10.1)	1,332,118	(194,794)	1,137,324
Transfers to other receivables	(955)	-	(955)
Amortization quotas - concession (a)	(564,252)	153,503	(410,749)
Amortization quotas - PIS/Pasep and Cofins credits	(10,483)	-	(10,483)
Loss on disposal	(53,494)	-	(53,494)
Balance as of December 31, 2022	10,033,251	(2,775,424)	7,257,827
Transfers from contract assets (Note 10.1)	1,888,949	(273,071)	1,615,878
Other transfers	3	-	3
Amortization quotas - concession (a)	(631,106)	163,877	(467,229)
Amortization quotas - PIS/Pasep and Cofins credits	(10,430)	-	(10,430)
Loss on disposal	(78,722)	-	(78,722)
Balance as of December 31, 2023	11,201,945	(2,884,618)	8,317,327
(a) Amortization during the concession period after the transfer to intangible assets in service of useful life of the assets, whichever the lower.

The balance refers to the portion of infrastructure that will be used during concession, net of special liabilities. The special liabilities represent the resources related to the financial participation of consumers, the Federal, State and Municipal Governments, destined to investments in projects related to the concession, and are not onerous liabilities or shareholder credits.

17.2	Generation concession agreements

Consolidated		Concession contract	Concession and
		(a)	authorization
	in progress	in progress	rights/ goodwill	Total
Balance as of January 1, 2022	1,759,286	-	714,572	2,473,858
Effect of acquisition of control of Vilas Complex	-	-	23,982	23,982
Technical goodwill arising from the business combination - Vilas Complex	-	-	8,154	8,154
Amortization quotas - concession and authorization (b)	(228,509)	-	(24,870)	(253,379)
Balance as of December 31, 2022	1,530,777	-	721,838	2,252,615
Effect of acquisition of control (Note 1.2)	-	-	614,958	614,958
Technical goodwill arising from the business combination (Note 1.2)	-	-	204,443	204,443
ANEEL grant - use of public property	-	894	-	894
Amortization quotas - concession and authorization (b)	(228,513)	-	(42,695)	(271,208)
Capitalizations for intangible in service	894	(894)	-	-
Balance as of December 31, 2023	1,303,158	-	1,498,544	2,801,702
(a) Includes the balances of use of public asset and hydrological risk renegotiation
(b) Amortization during the concession/authorization as of the start of commercial operations of the enterprises.

17.3	Piped gas distribution service concession

Balance as of January 1, 2022	96,145
Additions - renewal of the concession	413,410
Transfers from contract assets (Note 10.2)	13,738
Transfers from accounts receivable - concessions	243,628
Amortization quotas - concession	(40,690)
Loss on disposal	(124)
Balance as of December 31, 2022	726,107
Transfers from contract assets (Note 10.2)	11,503
Amortization quotas - concession (a)	(27,832)
Loss on disposal	(152)
Reclassification (b)	(709,626)
Balance as of December 31, 2023	-

(a)	Amortization by the expected useful life of the asset (30 years for gas distribution operation assets and 10 years for other assets) limited to the final term of the concession.
(b)	Reclassification to Assets classified as held for sale (Note 39).

17.4	Other intangible assets

Assets consisting of software purchased from third parties or generated internally, measured at total acquisition cost minus amortization expenses.

Consolidated	in service	in progress	Total
Balance as of January 1, 2022	22,242	27,131	49,373
Acquisitions	-	8,319	8,319
Transfers from property, plant and equipment	(9,795)	-	(9,795)
Capitalizations for intangible in service	5,561	(5,561)	-
Amortization quotas (a)	(5,160)	-	(5,160)
Loss on disposal	-	(1,559)	(1,559)
Balance as of December 31, 2022	12,848	28,330	41,178
Business combination effects (Note 1.2)	4	-	4
Acquisitions	37	13,351	13,388
Transfers from property, plant and equipment	4,570	-	4,570
Capitalizations for intangible in service	14,555	(14,555)	-
Amortization quotas (a)	(8,040)	-	(8,040)
Loss on disposal	-	(6)	(6)
(-) Reclassification (b)	(34)	-	(34)
Balance as of December 31, 2023	23,940	27,120	51,060
(a)	annual amortization rate: 20%.
(b)	Reclassification to Assets classified as held for sale (Note 39).